Summary of significant accounting policies (Details)			6 Months Ended		12 Months Ended
	Nov. 21, 2014 USD ($)	Sep. 19, 2013 USD ($) shares	Jun. 30, 2015 USD ($) $ / shares ¥ / $	Jun. 30, 2014 USD ($) ¥ / $	Dec. 31, 2014 ¥ / $	Dec. 06, 2013 USD ($)	May. 03, 2013 USD ($)
Accounting Policies [Line Items]
Period end RMB: US$ exchange rate | ¥ / $			6.1136	6.1528	6.1190
Period average RMB: US$ exchange rate | ¥ / $			6.1287	6.1379	6.1424
Debt Instrument [Line Items]
Number of shares issued | shares		12,000,000
Proceeds from issuance of common shares		$ 32,880,000
Proceeds from issuance of convertible note and sale of common shares			$ 108,641,009
Total redemption amount			$ 3,820,308	$ 0
Senior Secured Convertible Note [Member]
Debt Instrument [Line Items]
Debt instrument, aggregate principal amount		$ 75,761,009
Interest rate			5.00%
Initial conversion rate, per share | $ / shares			$ 3.00
Debt conversion increments			$ 100,000
Total redemption amount	$ 86,272,849
Loss on extinguishment of debt	$ (9,848,931)
Debt extinguishment loss as percentage of outstanding principal amount	13.00%
Senior Secured Convertible Note [Member] | Minimum [Member]
Debt Instrument [Line Items]
Fixed charge coverage ratio	3.0
May 2018 Senior Secured Notes due in May 3, 2018 at 13.25% [Member]
Debt Instrument [Line Items]
Debt issuance date			May 03, 2013
Debt instrument, aggregate principal amount							$ 200,000,000
Maturity date			May 03, 2018
Interest rate			13.25%
Fixed charge coverage ratio			3.0
June 2019 Senior Secured Notes due in June 6, 2019 at 13% [Member]
Debt Instrument [Line Items]
Debt issuance date			Dec. 06, 2013
Debt instrument, aggregate principal amount						$ 200,000,000
Maturity date			Jun. 06, 2019
Interest rate			13.00%
Fixed charge coverage ratio			3.0